SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares
Product Information [Line Items]
Research and development costs			$ 8,644
Antidilutive securities | shares			38,041,114,549	32,963,937,306	32,963,937,306	106,376,994,454
Dividends Payable, Current	$ 15,969		$ 15,969		$ 15,969	$ 15,969
Cash Equivalents, at Carrying Value						0
Number of Reportable Segments | Segment					1
Research and Development Expense	4,545		8,644		$ 0	0
Preferred Stock, Dividend Rate, Percentage					5.00%
Series B Preferred Stock [Member]
Product Information [Line Items]
Dividend payable	$ 123,742		$ 123,742		$ 119,750
Preferred Stock, Dividend Rate, Percentage			5.00%		5.00%
Dividends, Preferred Stock					$ 119,750	$ 111,767
Assets and Liabilities [Member]
Product Information [Line Items]
Foreign Currency Exchange Rate, Translation	1.216007		1.216007
Revenues and Expenses [Member]
Product Information [Line Items]
Foreign Currency Exchange Rate, Translation	1.263580		1.263580
ARiCON, LLC [Member]
Product Information [Line Items]
Equity Method Investment, Ownership Percentage	51.00%		51.00%		51.00%